Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 48.5	$ 42.5